Description of Business and Organization - Consolidated assets and liabilities of Group VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable interest entity
Cash and cash equivalents	¥ 639,932	$ 98,074	¥ 709,823	¥ 1,034,385
Restricted cash	85,826	13,153	240,741	¥ 89,222
Accounts receivable, net	99,228	15,207	123,226
Inventories	3,289,804	504,185	2,680,428
Advances to suppliers	400,186	61,331	333,826
Prepayments and other current assets	492,927	75,544	431,107
Amounts due from related parties			30
Total current assets	5,007,903	767,494	4,521,499
Property and equipment, net	73,027	11,192	83,816
Intangible asset, net			10,390
Investment in equity investee	57,189	8,765	71,595
Deferred tax assets	82,896	12,704	106,637
Goodwill	807	124	23,560
Operating lease right-of-use assets	105,938	16,236	159,321
Other non-current assets	10,817	1,658	16,806
Total non-current assets	334,520	51,268	475,697
Total assets	5,342,423	818,762	4,997,196
Short-term borrowings and current portion of long-term borrowings	191,289	29,316	159,500
Accounts payable	348,154	53,357	569,045
Advances from customers	96,134	14,733	57,122
Income tax payable	77,361	11,856	110,615
Accrued expenses and other current liabilities	742,365	113,772	895,694
Deferred revenue	221,704	33,978	97,965
Operating lease liabilities-current	40,204	6,162	38,608
Total current liabilities	1,717,273	263,183	1,929,037
Long-term borrowings, excluding current portion	1,128,004	172,874	1,215,249
Operating lease liabilities (including operating lease liabilities of consolidated VIEs without recourse to the Company of 108,672 and RMB69,006 as of December 31, 2019 and 2020, respectively. Note 1)	70,427	10,792	113,782
Long-term liabilities	109,493	16,781	77,344
Total non-current liabilities	1,307,924	200,447	1,406,375
Total liabilities	3,025,197	$ 463,630	3,335,412
VIEs
Variable interest entity
Cash and cash equivalents	604,154		686,091
Restricted cash	1,002		150,050
Accounts receivable, net	97,209		82,943
Inventories	3,207,836		2,606,739
Advances to suppliers	312,907		176,317
Prepayments and other current assets	432,970		399,717
Amounts due from related parties			11
Total current assets	4,656,078		4,101,868
Property and equipment, net	50,650		55,476
Intangible asset, net			10,390
Restricted cash	3,846		3,572
Investment in equity investee	16,556		29,699
Deferred tax assets	57,102		65,716
Goodwill	807		23,560
Operating lease right-of-use assets	102,188		147,819
Other non-current assets	8,600		13,606
Total non-current assets	239,749		349,838
Total assets	4,895,827		4,451,706
Short-term borrowings and current portion of long-term borrowings	191,289		159,500
Accounts payable	174,583		324,069
Amount due to intercompany	3,272,486		2,501,418
Amount due to related parties	62		330
Advances from customers	55,002		30,707
Income tax payable	66,813		91,516
Accrued expenses and other current liabilities	623,632		807,348
Deferred revenue	221,595		97,859
Operating lease liabilities-current	36,919		32,602
Total current liabilities	4,642,381		4,045,349
Long-term borrowings, excluding current portion			30,000
Operating lease liabilities (including operating lease liabilities of consolidated VIEs without recourse to the Company of 108,672 and RMB69,006 as of December 31, 2019 and 2020, respectively. Note 1)	69,006		108,672
Long-term liabilities			9,165
Total non-current liabilities	69,006		147,837
Total liabilities	¥ 4,711,387		¥ 4,193,186